Revenue - Schedule of Construction Segment Revenue (Details) - Construction $ in Millions	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 461.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 448.9
Remaining performance obligation period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 12.8
Remaining performance obligation period	5 years
Commercial
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 187.6
Commercial | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 174.9
Remaining performance obligation period	1 year
Commercial | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 12.7
Remaining performance obligation period	5 years
Convention
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 6.9
Convention | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 6.9
Remaining performance obligation period	1 year
Convention | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 0.0
Remaining performance obligation period	5 years
Healthcare
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 20.8
Healthcare | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 20.8
Remaining performance obligation period	1 year
Healthcare | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 0.0
Remaining performance obligation period	5 years
Industrial
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 107.9
Industrial | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 107.8
Remaining performance obligation period	1 year
Industrial | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 0.1
Remaining performance obligation period	5 years
Transportation
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 76.2
Transportation | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 76.2
Remaining performance obligation period	1 year
Transportation | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 0.0
Remaining performance obligation period	5 years
Other
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 62.3
Other | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 62.3
Remaining performance obligation period	1 year
Other | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligations	$ 0.0
Remaining performance obligation period	5 years